Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes to Goodwill

A summary of changes to goodwill is as follows (in thousands):

	Goodwill
	Pharmacy Solutions	Provider Services	Total
Goodwill at January 1, 2023*	$821,406	$1,447,035	$2,268,441
Goodwill added through acquisitions	12,583	19,111	31,694
Measurement period adjustments	—	540	540
Foreign currency adjustments	—	97	97
Goodwill at December 31, 2023*	$833,989	$1,466,783	$2,300,772
Goodwill added through acquisitions	7,063	56,144	63,207
Measurement period adjustments	—	237	237
Foreign currency adjustments	—	(332)	(332)
Goodwill at December 31, 2024*	$841,052	$1,522,832	$2,363,884

* For the periods presented, the carrying amount of goodwill is presented net of accumulated impairment losses of $40.9 million.

Schedule of Intangible Assets

Intangible assets are as follows (in thousands):

	December 31, 2024			December 31, 2023
	Gross	Accumulated Amortization	Net Carrying Value	Gross	Accumulated Amortization	Net Carrying Value	Life (Years)
Customer relationships	$542,137	$335,647	$206,490	$539,173	$293,648	$245,525	5-20
Trade names	332,977	140,020	192,957	328,089	116,644	211,445	2-20
Licenses	68,425	17,528	50,897	64,340	13,964	50,376	10-20
Doctor/payor network	12,730	10,965	1,765	12,730	8,800	3,930	5-8
Covenants not to compete	8,790	5,886	2,904	13,084	8,504	4,580	2-7
Other intangible assets	10,940	6,362	4,578	10,949	4,808	6,141	5-7
Total definite-lived assets	$975,999	$516,408	$459,591	$968,365	$446,368	$521,997
Licenses	135,633	—	135,633	118,258	—	118,258	Indefinite
Total intangible assets	$1,111,632	$516,408	$595,224	$1,086,623	$446,368	$640,255

Schedule of Definite-Lived Intangible Assets, Amortization Expense

As of December 31, 2024, total estimated amortization expense for the Company’s definite-lived intangible assets for the next five years and thereafter is as follows (in thousands):

2025	$89,795
2026	80,775
2027	47,821
2028	40,774
2029	34,717
Thereafter	165,709
$459,591